Commitments and contingencies	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Commitments and contingencies
18.	Commitments and contingencies
There have been no material changes in commitments and contingencies as reported in Aegon’s 2021 Integrated Annual Report.